Financial Instruments - Equity Investments with Readily Determinable Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 2,360,000,000	$ 648,000,000
Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	997,000,000	196,000,000
Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	874,000,000	451,000,000
Transfers out of level 3	$ 49,000,000	$ 200,000,000
Global-E Online Ltd. | Discount for Lack of Marketability
Debt and Equity Securities, FV-NI [Line Items]
Warrant, measurement input	0.08	0.09
Klaviyo, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 489,000,000	$ 0
Transfers out of level 3	$ 11,000,000
Klaviyo, Inc. | Discount for Lack of Marketability
Debt and Equity Securities, FV-NI [Line Items]
Warrant, measurement input	0.21
Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 0	1,000,000
Level 1
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	2,229,000,000	597,000,000
Level 1 | Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	997,000,000	196,000,000
Level 1 | Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	856,000,000	400,000,000
Level 1 | Klaviyo, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	376,000,000	0
Level 1 | Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	0	1,000,000
Level 3
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	131,000,000	51,000,000
Level 3 | Affirm Holdings, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	0	0
Level 3 | Global-E Online Ltd.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	18,000,000	51,000,000
Level 3 | Klaviyo, Inc.
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	113,000,000	0
Level 3 | Other
Debt and Equity Securities, FV-NI [Line Items]
Equity investments with readily determinable fair values	$ 0	$ 0